Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2017	Ps.	356,544,447
Increase in Certificates of Contribution “A” during 2018		—

Certificates of Contribution “A” as of December 31, 2018		356,544,447
Increase in Certificates of Contribution “A” during 2019		122,131,000

Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447